Shareholder Report, Line Graph (Details) 193521_First Eagle Overseas Equity ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Dec. 19, 2024	Aug. 31, 2026
First Eagle Overseas Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			First Eagle Overseas Equity ETF
Accumulated Value	$ 12,722	$ 10,000	$ 16,476
MSCI EAFE Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index Net (USD)
Accumulated Value	$ 12,360	$ 10,000	$ 15,033